Reinsurance	12 Months Ended
Dec. 31, 2018
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Reinsurance

Schedule IV

Reinsurance

Amounts in million EUR	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	% of amount assumed to net
For the year ended December 31, 2018

Life insurance in force	874,423	708,242	512,735	678,915	76%

Premiums

Life insurance	15,526	2,500	1,443	14,470	10%

Non-life insurance	2,330	163	16	2,183	1%
Total premiums	17,856	2,663	1,459	16,653	9%

For the year ended December 31, 2017

Life insurance in force	863,686	709,326	525,201	679,561	77%

Premiums

Life insurance	18,324	3,214	1,628	16,738	10%

Non-life insurance	2,849	217	25	2,657	1%
Total premiums	21,174	3,431	1,653	19,395	9%

For the year ended December 31, 2016

Life insurance in force	986,854	851,003	648,147	783,999	83%

Premiums

Life insurance	18,687	2,932	1,713	17,468	10%

Non-life insurance	3,046	244	7	2,808	0%
Total premiums	21,734	3,176	1,719	20,277	8%